Schedule of investments

Delaware Floating Rate Fund April 30, 2020 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.26%
Cheniere Energy 144A 4.875% exercise price $93.64,
maturity date 5/28/21 # ❆	281,000	$273,907
Total Convertible Bond (cost $283,459)		273,907

Corporate Bonds – 8.93%
Banking - 2.28%
Bank of America 3.458% 3/15/25 µ	250,000	264,392
Citigroup 4.412% 3/31/31 µ	250,000	287,702
Credit Suisse Group 144A 6.25%#µy	250,000	257,478
Deutsche Bank 6.00%µy	200,000	145,500
JPMorgan Chase & Co. 5.00%µy	250,000	232,674
Morgan Stanley 2.954% (LIBOR03M + 1.22%) 5/8/24 •	250,000	247,235
National Securities Clearing 144A 1.20% 4/23/23 #	500,000	500,350
Popular 6.125% 9/14/23	250,000	242,450
Royal Bank of Scotland Group 8.625%µy	250,000	256,113
		2,433,894
Basic Industry - 0.41%
Freeport-McMoRan 5.45% 3/15/43	200,000	185,370
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	265,000	256,056
		441,426
Capital Goods - 0.49%
Bombardier 144A 7.875% 4/15/27 #	125,000	81,725
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	175,000	174,921
TransDigm 144A 8.00% 12/15/25 #	250,000	261,250
		517,896
Communications - 1.68%
Cincinnati Bell 144A 7.00% 7/15/24 #	305,000	310,624
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	250,000	209,425
Consolidated Communications 6.50% 10/1/22	635,000	573,881
Frontier Communications 144A 8.00% 4/1/27 #‡	292,000	299,110
Radiate Holdco 144A 6.625% 2/15/25 #	160,000	159,568
Uniti Group 144A 7.875% 2/15/25 #	250,000	242,188
		1,794,796
Consumer Cyclical - 1.47%
Costco Wholesale 1.375% 6/20/27	500,000	503,204
Delta Air Lines 144A 7.00% 5/1/25 #	550,000	564,282
Ford Motor 8.50% 4/21/23	500,000	496,875
		1,564,361
Consumer Non-Cyclical - 1.09%
Hadrian Merger Sub 144A 8.50% 5/1/26 #	150,000	130,440
Tenet Healthcare
5.125% 5/1/25	400,000	376,500

NQ-215 [4/20] 6/20 (1204357) 1

Schedule of investments

Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Tenet Healthcare
144A 6.25% 2/1/27 #	250,000	$246,938
US Foods 144A 6.25% 4/15/25 #	397,000	407,918
		1,161,796
Insurance - 0.57%
Centene 144A 3.375% 2/15/30 #	600,000	607,110
		607,110
Technology - 0.22%
Banff Merger Sub 144A 9.75% 9/1/26 #	20,000	18,076
Broadcom 144A 4.70% 4/15/25 #	200,000	220,783
		238,859
Transportation - 0.21%
DAE Funding 144A 5.75% 11/15/23 #	252,000	227,380
		227,380
Utilities - 0.51%
Edison International 4.95% 4/15/25	500,000	543,450
		543,450
Total Corporate Bonds (cost $9,444,541)		9,530,968

Loan Agreements – 87.85%
Acrisure Tranche B 5.207% (LIBOR03M + 3.50%)
2/15/27 •	1,064,759	992,888
Air Medical Group Holdings 4.25% (LIBOR01M + 3.25%)
4/28/22 •	639,264	589,721
American Airlines Tranche B 2.814% (LIBOR01M + 2.00%)
12/14/23 •	1,750,000	1,356,250
Applied Systems 1st Lien TBD 9/19/24 X	258,338	248,419
Applied Systems 2nd Lien 8.45% (LIBOR03M + 7.00%)
9/19/25 •	2,044,945	1,973,372
Apro 5.00% (LIBOR01M + 4.00%) 10/28/26 •	628,613	601,897
Aramark Services Tranche B-4 2.154% (LIBOR01M +
1.75%) 1/15/27 •	432,000	408,713
AssuredPartners 4.489% (LIBOR01M + 3.50%) 2/12/27 •	1,210,690	1,139,865
AthenaHealth Tranche B 1st Lien 5.284% (LIBOR03M +
4.50%) 2/11/26 •	1,525,893	1,424,803
Ball Metalpack Finco 2nd Lien 10.363% (LIBOR03M +
8.75%) 7/24/26 •	293,000	235,865
Bausch Health 3.718% (LIBOR01M + 3.00%) 6/2/25 •	781,234	757,146
Berry Global Tranche Y 2.829% (LIBOR01M + 2.00%)
7/1/26 •	547,122	524,515
Blue Ribbon 1st Lien 5.623% (LIBOR01M + 4.00%)
11/15/21 •	1,499,667	1,008,526

2 NQ-215 [4/20] 6/20 (1204357)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Boxer Parent 4.654% (LIBOR01M + 4.25%) 10/2/25 •	1,778,737	$1,546,020
BW Gas & Convenience Holdings 6.88% (LIBOR01M +
6.25%) 11/18/24 •	600,455	543,411
BWay Holding 4.561% (LIBOR03M + 3.25%) 4/3/24 •	958,292	831,319
Calpine 2.66% (LIBOR01M + 2.25%) 4/5/26 •	992,500	961,484
Calpine Construction Finance Tranche B 2.404%
(LIBOR01M + 2.00%) 1/15/25 •	152,120	146,130
Camelot US Acquisition 3.654% (LIBOR01M + 3.25%)
10/30/26 •	1,256,850	1,212,336
CenturyLink Tranche B 2.654% (LIBOR01M + 2.25%)
3/15/27 •	1,382,535	1,313,063
Change Healthcare Holdings 3.50% (LIBOR01M + 2.50%)
3/1/24 •	885,035	856,456
Charter Communications Operating Tranche B2 TBD
2/1/27 X	1,725,000	1,665,550
Chemours Tranche B-2 2.16% (LIBOR01M + 1.75%)
4/3/25 •	548,601	505,169
CityCenter Holdings TBD 4/18/24 X	575,000	511,331
Clear Channel Outdoor Holdings Tranche B 4.26%
(LIBOR02M + 3.50%) 8/21/26 •	895,500	776,100
Connect US Finco 5.50% (LIBOR01M + 4.50%)
12/12/26 •	1,540,000	1,436,050
Consolidated Communications 4.00% (LIBOR01M +
3.00%) 10/5/23 •	1,755,476	1,563,251
Coral US Tranche B-5 2.654% (LIBOR01M + 2.25%)
1/31/28 •	1,000,000	946,562
Core & Main 3.988% (LIBOR01M + 2.75%) 8/1/24 •	1,436,492	1,364,068
CPI Holdco 1st Lien 5.70% (LIBOR03M + 4.25%)
11/4/26 •	1,258,921	1,216,432
Crestwood Holdings 8.22% (LIBOR01M + 7.50%) 3/6/23 •	1,176,717	492,309
CSC Holdings 3.064% (LIBOR01M + 2.25%) 7/17/25 •	1,399,501	1,344,920
Cumulus Media New Holdings 4.822% (LIBOR06M +
3.75%) 3/31/26 •	1,193,252	1,036,424
Cushman & Wakefield US 3.154% (LIBOR01M + 2.75%)
8/21/25 •	704,251	655,708
DaVita Tranche B-1 2.154% (LIBOR01M + 1.75%)
8/12/26 •	887,546	866,883
Delta Air Lines TBD 4/27/23 X	275,000	274,141
Digicel International Finance Tranche B 1st Lien 4.87%
(LIBOR03M + 3.25%) 5/27/24 •	1,693,229	1,394,797
Dun & Bradstreet Tranche B 4.487% (LIBOR01M + 4.00%)
2/6/26 •	1,050,000	990,063
Edgewater Generation 4.154% (LIBOR01M + 3.75%)
12/15/25 •	1,948,716	1,739,229
Ensemble RCM 5.513% (LIBOR03M + 3.75%) 8/1/26 •	1,504,440	1,450,531

NQ-215 [4/20] 6/20 (1204357) 3

Schedule of investments

Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
ESH Hospitality 2.404% (LIBOR01M + 2.00%) 9/18/26 •	386,447	$356,648
Frontier Communications Tranche B-1 5.35% (LIBOR01M
+ 3.75%) 6/17/24 •	1,763,829	1,726,348
Garda World Security Tranche B 1st Lien 6.39%
(LIBOR03M + 4.75%) 10/23/26 •	593,628	574,409
Gardner Denver Tranche B-1 2.154% (LIBOR01M +
1.75%) 3/1/27 •	381,327	362,117
Genesee & Wyoming 3.45% (LIBOR03M + 2.00%)
12/30/26 •	461,000	450,771
Gentiva Health Services Tranche B 3.688% (LIBOR01M +
3.25%) 7/2/25 •	1,522,581	1,442,646
GFL Environmental 4.00% (LIBOR01M + 3.00%) 5/30/25 •	518,279	510,227
Granite US Holdings Tranche B 6.322% (LIBOR03M +
5.25%) 9/30/26 •	1,017,047	833,978
HD Supply Tranche B-5 2.154% (LIBOR01M + 1.75%)
10/17/23 •	1,311,253	1,256,617
Heartland Dental 3.904% (LIBOR01M + 3.75%) 4/30/25 •	2,245,051	1,880,230
HUB International 4.02% (LIBOR02M + 2.75%) 4/25/25 •	1,370,538	1,300,640
Informatica 3.654% (LIBOR01M + 3.25%) 2/25/27 •	613,651	593,707
Informatica 2nd Lien 7.125% (LIBOR06M + 0.00%)
2/14/25 •	1,750,000	1,651,562
Ingersoll-Rand Services Tranche B-1 2.154% (LIBOR01M
+ 1.75%) 2/28/27 •	585,000	555,476
Iron Mountain Information Management Tranche B 2.154%
(LIBOR01M + 1.75%) 1/2/26 •	623,410	587,564
JBS USA LUX 3.603% (LIBOR03M + 2.00%) 5/1/26 •	1,210,884	1,175,126
Kronos 2nd Lien 10.013% (LIBOR03M + 8.25%) 11/1/24 •	1,259,000	1,216,509
Kronos TBD 11/1/23 X	347,000	335,939
LCPR Loan Financing 5.814% (LIBOR01M + 5.00%)
10/15/26 •	905,000	898,213
Merrill Communications Tranche B 1st Lien 6.195%
(LIBOR06M + 5.00%) 10/5/26 •	1,583,045	1,488,062
NFP 3.654% (LIBOR01M + 3.25%) 2/15/27 •	1,489,051	1,346,351
Numericable US Tranche B-11 3.154% (LIBOR01M +
2.75%) 7/31/25 •	872,637	813,189
Numericable US Tranche B-13 4.814% (LIBOR01M +
4.00%) 8/14/26 •	583,475	544,739
ON Semiconductor Tranche B-4 2.404% (LIBOR01M +
2.00%) 9/16/26 •	959,277	925,703
Ortho-Clinical Diagnostics TBD 6/30/25 X	1,500,000	1,342,500
Panda Liberty Tranche B-2 7.95% (LIBOR03M + 6.50%)
8/21/20 •	2,323,963	2,184,526
Panda Patriot Tranche B-1 7.20% (LIBOR03M + 5.75%)
12/19/20 •	2,026,475	1,904,887

4 NQ-215 [4/20] 6/20 (1204357)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Panda Patriot Tranche B-2 7.20% (LIBOR03M + 5.75%)
12/19/20 •	291,520	$274,029
PQ Tranche B TBD 2/8/27 X	1,150,000	1,103,162
Prime Security Services Borrower Tranche B-1 4.266%
(LIBOR01M + 3.25%) 9/23/26 •	495,593	474,633
Quikrete Holdings 1st Lien 2.904% (LIBOR01M + 2.50%)
2/1/27 •	1,087,275	1,018,641
Russell Investments US Institutional Holdco 3.822%
(LIBOR03M + 2.75%) 6/1/23 •	398,331	366,863
Scientific Games International Tranche B-5 3.521%
(LIBOR01M + 2.75%) 8/14/24 •	927,477	772,588
Sinclair Television Group Tranche B 2.66% (LIBOR01M +
2.25%) 1/3/24 •	580,500	544,582
Solenis International 1st Lien 5.613% (LIBOR03M +
4.00%) 6/26/25 •	1,122,145	980,474
Solenis International 2nd Lien 10.113% (LIBOR03M +
8.50%) 6/26/26 •	571,898	451,977
SS&C Technologies Tranche B-3 2.154% (LIBOR01M +
1.75%) 4/16/25 •	114,169	110,336
SS&C Technologies Tranche B-4 2.154% (LIBOR01M +
1.75%) 4/16/25 •	81,467	78,740
SS&C Technologies Tranche B-5 2.154% (LIBOR01M +
1.75%) 4/16/25 •	582,043	562,035
Stars Group Holdings 4.95% (LIBOR03M + 3.50%)
7/10/25 •	1,575,000	1,559,250
Summit Midstream Partners Holdings 7.00% (LIBOR01M +
6.00%) 5/13/22 •	1,581,430	316,286
Surf Holdings 1st Lien 4.814% (LIBOR03M + 3.50%)
3/5/27 •	1,329,545	1,226,505
Surgery Center Holdings
4.25% (LIBOR01M + 3.25%) 9/2/24 •	880,000	789,067
9.00% (LIBOR01M + 8.00%) 9/30/24 •	200,000	201,000
Tecta America 4.904% (LIBOR01M + 4.50%) 11/20/25 •	1,042,837	948,982
Terrier Media Buyer 5.70% (LIBOR03M + 4.25%)
12/17/26 •	1,314,705	1,227,058
Titan Acquisition 4.45% (LIBOR03M + 3.00%) 3/28/25 •	693,057	613,301
T-Mobile USA TBD 4/1/27 X	1,755,000	1,745,786
Transdigm Tranche F 2.654% (LIBOR01M + 2.25%)
12/9/25 •	1,361,896	1,197,830
Trident TPI Holdings Tranche B-1 4.323% (LIBOR03M +
3.25%) 10/17/24 •	650,933	576,075
Ultimate Software Group 1st Lien 4.154% (LIBOR01M +
3.75%) 5/4/26 •	1,595,606	1,529,787
United Rentals (North America) 2.154% (LIBOR01M +
1.75%) 10/31/25 •	642,432	617,595

NQ-215 [4/20] 6/20 (1204357) 5

Schedule of investments

Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
US Foods Tranche B 3.072% (LIBOR01M + 2.00%)
9/13/26 •	910,425	$819,667
USI 4.404% (LIBOR01M + 4.00%) 12/2/26 •	448,875	429,517
USI Tranche B 3.404% (LIBOR01M + 3.00%) 5/16/24 •	1,374,040	1,293,888
USS Ultimate Holdings 1st Lien 5.671% (LIBOR03M +
3.75%) 8/26/24 •	198,473	166,056
USS Ultimate Holdings 2nd Lien 9.671% (LIBOR03M +
7.75%) 8/25/25 •	750,000	566,250
Vantage Specialty Chemicals 2nd Lien 9.863% (LIBOR03M
+ 8.25%) 10/27/25 •	890,000	606,313
Verscend Holding Tranche B 4.904% (LIBOR01M +
4.50%) 8/27/25 •	1,235,058	1,170,797
Vistra Operations 2.221% (LIBOR01M + 1.75%)
12/31/25 •	1,922,066	1,729,859
Zelis Cost Management Buyer 5.154% (LIBOR01M +
4.75%) 9/30/26 •	498,750	481,107
Total Loan Agreements (cost $101,783,551)		93,710,437

	Number of shares
Short-Term Investments – 3.46%
Money Market Mutual Funds - 3.46%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.21%)	739,337	739,337
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.16%)	739,337	739,337
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.25%)	739,337	739,337
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.13%)	739,337	739,337
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.14%)	739,337	739,337
Total Short-Term Investments (cost $3,696,685)		3,696,685

Total Value of Securities – 100.50%
(cost $115,208,236)		107,211,997
Liabilities Net of Receivables and Other Assets – (0.50%)		(537,696)
Net Assets Applicable to 14,230,719 Shares Outstanding – 100.00%		$106,674,301

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At April 30, 2020, the aggregate value of Rule 144A securities was $5,449,529, which represents
5.11% of the Fund’s net assets.
❆	PIK. 100% of the income received was in the form of cash.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

6 NQ-215 [4/20] 6/20 (1204357)

(Unaudited)

‡	Non-income producing security. Security is currently in default.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020.
Rate will reset at a future date.
y	No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X	This loan will settle after April 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at April 30, 2020:

	Principal		Unrealized Appreciation
Borrower	Amount	Value	(Depreciation)
Apro 4.00% (LIBOR03M + 4.00%)
10/28/26	$180,056	$172,403	$(7,653)

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Pay-in-kind
TBD – To be determined
USD – US Dollar

NQ-215 [4/20] 6/20 (1204357) 7